SCHEDULE OF PROVED RESERVES (Details)	12 Months Ended
	Sep. 30, 2023 bbl	Sep. 30, 2023 Boe bbl	Sep. 30, 2023 bbl Mcf	Sep. 30, 2022 bbl	Sep. 30, 2022 Boe bbl	Sep. 30, 2022 bbl Mcf	Sep. 30, 2023 Boe	Sep. 30, 2023 Mcf	Sep. 30, 2022 Boe	Sep. 30, 2022 Mcf	Sep. 30, 2021 bbl	Sep. 30, 2021 Boe	Sep. 30, 2021 Mcf
Supplemental Information On Oil And Gas Operations
Beginning balance	6,237,070		3,001,170	6,199,420		3,018,350
Beginning balance, BOE (Barrels)		6,737,265			6,702,478
Revisions	(3,588,541)		(951,270)	48,320		(5,613)
Revisions, BOE (Barrels)		(3,747,086)			47,385
Purchase of proved reserves
Purchase of proved reserves, BOE (Barrels)
Sale reserves
Sale reserves, BOE (Barrels)
Production	(11,729)		(7,500)	(10,670)		(11,567)
Production, BOE (Barrels)		(12,979)			(12,598)
Ending balance	2,636,800		2,042,400	6,237,070		3,001,170
Ending balance, BOE (Barrels)		2,977,200			6,737,265
Proved developed reserves	1,027,100	1,027,100	1,027,100	1,153,870	1,153,870	1,153,870		765,300		864,770	587,450		411,910
Proved developed reserves, BOE (Barrels)							1,154,650		1,297,998			656,102
Proved undeveloped reserves	1,609,700	1,609,700	1,609,700	5,083,200	5,083,200	5,083,200		1,277,100		2,136,400	5,611,970		2,606,440
Proved undeveloped reserves, BOE (Barrels)							1,822,550		5,439,267			6,046,377